Loans and financing (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of appropriation of financial expenses

Description	Currency	Charges	Maturity	2023	2022
KFW Finnvera(ii)	USD	Libor 6M+ 0.75% p.a.	Jan 2024–Dec 2025	124,411	173,381
Scotia¹ (ii)	USD	1.4748% p.a.	Apr 2024	485,498	1,568,683
BNP Paribas (ii)	BRL	7.0907% p.a.	Jan 2024	515,068	515,265
Debentures² (ii)	BRL	IPCA + 4.1682% p.a.(i)	June 2028	1,859,897	1,771,797
BNDES (i)	BRL	IPCA + 4.2283% p.a.	Nov 2031	392,340	394,139
BNB³ (i)	BRL	IPCA + 1.2228%–1.4945%	Feb 2028	206,140	249,400
BNDES (i)	BRL	TJLP + 1.95% p.a.	Aug 2025	187,592	297,160
Total				3,770,946	4,969,825

Current				(1,267,237)	(1,264,967)
Non-current				2,503,709	3,704,858

[1]	Rates on outstanding debts on 12/31/2022 with Scotia Bank are between 1.4748% and 3.2300% p.a.
[2]	A decrease of up to 0.25 bps in the interest rate is expected in connection with the compliance to sustainable targets clauses established in the indenture.
[3]	BNB interest rates already include a 15% discount for payment.
[4]	The debt with KFW Finnvera had its index amended, changing from Libor to SOFR, with the first fixing valid from January/2024.

Schedule of long term portions of borrowing and financing
	-
2025		200,857
2026		726,402
2027		726,402
2028		687,548
2029		55,714
2030		55,714
2031		51,072
		2,503,709

Schedule of nominal value of the loans

Nominal value

2024	1,267,237
2025	200,857
2026	726,402
2027	726,402
2028	687,548
2029	55,714
2030	55,714
2031	51,072
3,770,946